UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/18

Item 1. Schedule of Investments.

	TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, September 30, 2018 (unaudited)
Templeton Emerging Markets Balanced Fund
		Shares/
	Industry	Warrants	Value
Common Stocks and Other Equity Interests 55.1%
Brazil 1.2%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	8,700	$59,523
B3 SA - Brasil Bolsa Balcao	Capital Markets	29,600	171,077
Lojas Americanas SA	Multiline Retail	42,900	126,622
M. Dias Branco SA	Food Products	8,100	78,805
			436,027
Cambodia 0.6%
NagaCorp Ltd	Hotels, Restaurants & Leisure	212,000	222,059
China 14.3%
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	5,746	946,711
BAIC Motor Corp. Ltd., H	Automobiles	307,500	246,281
[a] Baidu Inc., ADR	Interactive Media & Services	646	147,727
Brilliance China Automotive Holdings Ltd	Automobiles	608,600	984,202
China Construction Bank Corp., H	Banks	519,400	453,813
China Mobile Ltd	Wireless Telecommunication Services	27,500	271,011
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	286,000	286,418
CNOOC Ltd	Oil, Gas & Consumable Fuels	214,900	425,488
NetEase Inc., ADR	Entertainment	462	105,452
Ping An Bank Co. Ltd., A	Banks	241,800	388,987
Ping An Insurance Group Co. of China Ltd., A	Insurance	21,667	216,075
Tencent Holdings Ltd	Interactive Media & Services	13,800	569,730
Uni-President China Holdings Ltd	Food Products	148,000	157,858
Weifu High-Technology Co. Ltd., B	Auto Components	28,126	55,436
			5,255,189
Czech Republic 0.2%
Moneta Money Bank AS	Banks	17,170	63,209
Hong Kong 0.3%
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	72,000	114,044
Hungary 0.8%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	9,450	101,799
Richter Gedeon Nyrt	Pharmaceuticals	11,180	209,156
			310,955
India 3.2%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	3,501	149,366
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	19,783	172,470
ICICI Bank Ltd., ADR	Banks	63,470	538,860
Infosys Ltd., ADR	IT Services	8,740	88,886
Tata Investment Corp. Ltd	Capital Markets	22,500	225,109
			1,174,691
Indonesia 1.5%
Astra International Tbk PT	Automobiles	484,500	238,974
Bank Danamon Indonesia Tbk PT.	Banks	672,600	324,982
			563,956
Macau 0.3%
Sands China Ltd	Hotels, Restaurants & Leisure	21,600	97,811

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Mexico 1.4%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santander, ADR.	Banks	61,596	$477,985
[a,b] Corporacion GEO SAB de CV, B.	Household Durables	5,256	144
[a,b] Corporacion GEO SAB de CV, wts., 12/30/27	Household Durables	8,223	—
Nemak SAB de CV	Auto Components	65,821	49,560
			527,689
Nigeria 0.0%†
Nigerian Breweries PLC.	Beverages	12,313	3,090
Pakistan 0.5%
Habib Bank Ltd	Banks	92,300	112,775
United Bank Ltd	Banks	61,000	76,012
			188,787
Peru 1.0%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	16,456	220,675
[c] Intercorp Financial Services Inc., Reg S	Banks	3,260	130,400
			351,075
Russia 4.5%
Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	5,600	28,000
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	8,000	613,600
[a,c] Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	8,441	228,076
Sberbank of Russia PJSC, ADR	Banks	32,719	414,877
[a] Yandex NV, A	Interactive Media & Services	10,780	354,554
			1,639,107
South Africa 4.2%
[a,b,d] Edcon Holdings Ltd., F wts., 2/20/49	Specialty Retail	84	—
[a,b,d] Edcon Holdings Ltd., F1 wts., 2/20/49	Specialty Retail	1,503,436	—
[a,b,d] Edcon Holdings Ltd., F2 wts., 2/20/49	Specialty Retail	121,748	—
[a,b,d] K2016470219 South Africa Ltd., A	Specialty Retail	1,390,834	983
[a,b,d] K2016470219 South Africa Ltd., B	Specialty Retail	437,269	309
Massmart Holdings Ltd	Food & Staples Retailing	21,982	160,567
MTN Group Ltd	Wireless Telecommunication Services	4,739	29,337
Naspers Ltd., N	Media	6,257	1,349,645
			1,540,841
South Korea 10.3%
Daelim Industrial Co. Ltd	Construction & Engineering	1,509	112,286
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	9,065	366,667
Hankook Tire Co. Ltd	Auto Components	1,135	51,226
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	4,667	75,678
Hanon Systems	Auto Components	6,331	72,147
[a] HDC Hyundai Development Co-Engineering &
Construction	Construction & Engineering	3,515	161,176
Hite Jinro Co. Ltd	Beverages	3,640	55,254
KT Skylife Co. Ltd	Media	11,724	147,864
LG Corp	Industrial Conglomerates	2,325	152,061
Naver Corp	Interactive Media & Services	635	409,585
POSCO	Metals & Mining	1,138	301,915
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	40,491	1,694,344
SK Hynix Inc	Semiconductors & Semiconductor Equipment	2,930	192,949
			3,793,152

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Taiwan 6.9%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	16,000	$176,430
CTBC Financial Holding Co. Ltd	Banks	182,000	137,377
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	125,100	61,843
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	136,990	356,063
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	1,000	119,294
[a] PChome Online Inc	Internet & Direct Marketing Retail	14,000	63,634
Pegatron Corp	Technology Hardware, Storage & Peripherals	32,200	64,567
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	43,100	69,096
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	173,000	1,490,351
			2,538,655
Thailand 1.8%
Kasikornbank PCL, fgn	Banks	35,600	240,198
Kiatnakin Bank PCL, fgn	Banks	48,800	113,655
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	12,700	60,925
Siam Commercial Bank PCL, fgn	Banks	13,200	60,873
Thai Beverage PCL, fgn	Beverages	214,100	106,494
Univanich Palm Oil PCL, fgn	Food Products	308,600	65,904
			648,049
United Kingdom 1.6%
Unilever PLC	Personal Products	10,391	571,065
United States 0.5%
[a] IMAX Corp	Entertainment	7,632	196,906
Total Common Stocks and Other
Equity Interests (Cost $15,789,355)			20,236,357

Participatory Notes (Cost $108,779)
0.3%
Saudi Arabia 0.3%
HSBC Bank PLC, Saudi Basic Industries Corp.,
1/19/21	Chemicals	4,015	132,329
Preferred Stocks 2.1%
Brazil 2.1%
[e] Banco Bradesco SA, 5.175%, ADR, pfd	Banks	49,956	353,689
[e] Itau Unibanco Holding SA, 8.824%, ADR, pfd	Banks	37,092	407,270
Total Preferred Stocks
(Cost $530,386)			760,959

		Principal
		Amount*

Corporate Bonds 0.4%
Bermuda 0.4%
[f] Digicel Group Ltd., senior note, 144A, 7.125%,
4/01/22	Wireless Telecommunication Services	200,000	132,500

|3

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
		Principal
	Industry	Amount*				Value

Corporate Bonds (continued)
South Africa 0.0%†
[b,d,g] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%,
12/31/22	Multiline Retail	106,998				$133
senior secured note, 144A, PIK, 8.00%,
12/31/22	Multiline Retail	40,491		EUR		940
[d,g] K2016470260 South Africa Ltd., senior secured
note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	65,377				5,230
						6,303
Total Corporate Bonds
(Cost $400,540)						138,803

Foreign Government and Agency
Securities 28.0%
Argentina 3.3%
Argentine Bonos del Tesoro,
18.20%, 10/03/21		9,712,000		ARS		188,055
16.00%, 10/17/23		27,763,000		ARS		556,448
senior note, 15.50%, 10/17/26		20,834,000		ARS		367,816
Government of Argentina,
[h] FRN, 42.819%, (ARPP7DRR), 6/21/20		110,000		ARS		3,132
[h] FRN, 37.717%, (ARS Badlar + 2.00%),
4/03/22		752,000		ARS		17,228
[i] Index Linked, 3.75%, 2/08/19		2,236,000		ARS		65,812
[i] Index Linked, 4.00%, 3/06/20		42,000		ARS		1,195
						1,199,686
Brazil 4.4%
Letra Tesouro Nacional,
Strip, 7/01/20		1,814	[j]	BRL		386,242
Strip, 7/01/21		220	[j]	BRL		41,868
Nota Do Tesouro Nacional,
10.00%, 1/01/21		370	[j]	BRL		92,313
10.00%, 1/01/23		867	[j]	BRL		207,958
10.00%, 1/01/25		3,060	[j]	BRL		712,048
10.00%, 1/01/27		725	[j]	BRL		164,372
						1,604,801
Colombia 2.3%
Government of Colombia,
senior bond, 7.75%, 4/14/21		52,000,000		COP		18,347
senior bond, 9.85%, 6/28/27		12,000,000		COP		5,033
Titulos de Tesoreria,
senior bond, B, 11.25%, 10/24/18		93,000,000		COP		31,699
senior bond, B, 11.00%, 7/24/20.		51,000,000		COP		18,945
senior bond, B, 7.00%, 5/04/22		2,201,000,000		COP		775,470
senior note, B, 7.00%, 9/11/19		56,000,000		COP		19,345
						868,839
Ghana 5.3%
Ghana Treasury Note,
17.24%, 11/11/19		70,000		GHS		13,912
17.18%, 1/06/20		50,000		GHS		9,913
16.50%, 2/17/20		80,000		GHS		15,718

					|	4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
Ghana (continued)
Government of Ghana,
24.50%, 10/22/18	409,000		GHS	$82,602
24.50%, 5/27/19	50,000		GHS	10,410
21.00%, 3/23/20	50,000		GHS	10,314
24.75%, 3/01/21	50,000		GHS	10,844
16.25%, 5/17/21	360,000		GHS	66,368
24.50%, 6/21/21	120,000		GHS	26,071
24.75%, 7/19/21	110,000		GHS	24,051
18.75%, 1/24/22	420,000		GHS	80,744
17.60%, 11/28/22	50,000		GHS	9,226
16.50%, 2/06/23	250,000		GHS	44,575
19.75%, 3/25/24	470,000		GHS	91,470
19.00%, 11/02/26	1,380,000		GHS	257,449
senior bond, 19.75%, 3/15/32	1,492,000		GHS	282,309
senior note, 21.50%, 3/09/20	50,000		GHS	10,291
senior note, 18.25%, 9/21/20	50,000		GHS	9,906
senior note, 24.00%, 11/23/20	1,470,000		GHS	319,463
senior note, 16.50%, 3/22/21	2,900,000		GHS	540,097
senior note, 18.25%, 7/25/22	100,000		GHS	18,878
				1,934,611
India 4.5%
Government of India,
senior bond, 8.08%, 8/02/22	80,000,000		INR	1,103,517
senior bond, 8.13%, 9/21/22	40,000,000		INR	552,994
				1,656,511
Indonesia 4.0%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	31,000,000		IDR	2,218
senior bond, FR34, 12.80%, 6/15/21	1,775,000,000		IDR	133,540
senior bond, FR35, 12.90%, 6/15/22	35,000,000		IDR	2,714
senior bond, FR36, 11.50%, 9/15/19	63,000,000		IDR	4,404
senior bond, FR43, 10.25%, 7/15/22	43,000,000		IDR	3,099
senior bond, FR53, 8.25%, 7/15/21.	10,153,000,000		IDR	687,950
senior bond, FR56, 8.375%, 9/15/26	759,000,000		IDR	51,612
senior bond, FR61, 7.00%, 5/15/22.	24,000,000		IDR	1,566
senior bond, FR63, 5.625%, 5/15/23	9,000,000		IDR	551
senior bond, FR68, 8.375%, 3/15/34	890,000,000		IDR	59,191
senior bond, FR70, 8.375%, 3/15/24	7,738,000,000		IDR	525,352
senior note, FR69, 7.875%, 4/15/19	36,000,000		IDR	2,428
				1,474,625
Mexico 3.4%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	148,500	[k]	MXN	796,396
senior bond, M, 6.50%, 6/10/21	48,700	[k]	MXN	252,370
senior note, M, 5.00%, 12/11/19	36,500	[k]	MXN	188,621
				1,237,387
Senegal 0.5%
[f] Government of Senegal, 144A, 6.25%, 7/30/24	200,000			202,250

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency
Securities (continued)
Ukraine 0.3%
[a,f,l] Government of Ukraine, 144A, VRI, GDP Linked
Security, 5/31/40	211,000			$111,911
Total Foreign Government and
Agency Securities
(Cost $13,338,144)				10,290,621
Total Investments before Short Term
Investments (Cost $30,167,204)				31,559,069

Short Term Investments 12.2%

Foreign Government and Agency Securities
9.7%
Argentina 1.5%
[m] Argentina Treasury Bill,
10/12/18	129,000		ARS	3,476
9/30/19	17,844,000		ARS	438,645
Letras del Banco Central de la Republica
Argentina, Strip, 10/17/18 - 11/21/18	5,344,000		ARS	125,866
				567,987
Egypt 7.6%
[m] Egypt Treasury Bill,
10/02/18	6,950,000		EGP	389,155
10/09/18 - 11/06/18	12,600,000		EGP	697,768
10/16/18	11,100,000		EGP	619,291
10/23/18	7,200,000		EGP	398,644
10/30/18	12,225,000		EGP	679,771
				2,784,629
Ghana 0.1%
Ghana Treasury Note, 21.00%, 1/07/19	100,000		GHS	20,471
Mexico 0.5%
[m] Mexico Treasury Bill, 12/06/18 - 9/12/19	328,410	[n]	MXN	170,179
Total Foreign Government and Agency
Securities (Cost $3,667,097)				3,543,266
Total Investments before Money
Market Funds (Cost $33,834,301)				35,102,335

|6

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)
	Shares	Value
Short Term Investments (continued)
Money Market Funds (Cost $933,963) 2.5%
United States 2.5%
[o,p] Institutional Fiduciary Trust Money Market
Portfolio, 1.69%.	933,963	$933,963
Total Investments (Cost $34,768,264)
98.1%		36,036,298
Other Assets, less Liabilities 1.9%		686,559
Net Assets 100.0%		$36,722,857

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $358,476, representing 1.0% of net assets.
dSee Note 5 regarding restricted securities.
eVariable rate security. The rate shown represents the yield at period end.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $446,661, representing 1.2% of net assets.
gIncome may be received in additional securities and/or cash.
hThe coupon rate shown represents the rate at period end.
iRedemption price at maturity and coupon payment are adjusted for inflation.
jPrincipal amount is stated in 1,000 Brazilian Real Units.
kPrincipal amount is stated in 100 Mexican Peso Units.
lThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
mThe security was issued on a discount basis with no stated coupon rate.
nPrincipal amount is stated in 10 Mexican Peso Units.
oSee Note 6 regarding investments in affiliated management investment companies.
pThe rate shown is the annualized seven-day effective yield at period end.

|7

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	34,000	$39,913	10/05/18	$418	$—
Euro	DBAB	Sell	50,000	58,428	10/05/18	348	—
Australian Dollar	JPHQ	Sell	87,250	62,655	10/11/18	—	(385)
Australian Dollar	JPHQ	Sell	58,193	43,302	10/12/18	1,256	—
Australian Dollar	JPHQ	Sell	116,307	82,873	10/12/18	—	(1,161)
Euro	DBAB	Sell	107,375	126,656	10/12/18	1,859	—
Australian Dollar	CITI	Sell	77,576	55,077	10/15/18	—	(974)
Euro	BOFA	Sell	16,123	18,851	10/18/18	102	—
Euro	GSCO	Sell	60,500	71,301	10/18/18	951	—
Euro	DBAB	Sell	372,300	435,818	10/22/18	2,760	—
Euro	GSCO	Sell	60,500	70,988	10/22/18	614	—
Euro	UBSW	Sell	25,815	30,256	10/22/18	229	—
Euro	JPHQ	Sell	66,000	77,098	10/23/18	321	—
Euro	DBAB	Sell	154,000	179,492	10/24/18	331	—
Mexican Peso	CITI	Buy	8,620,000	451,304	10/24/18	6,898	—
Euro	DBAB	Sell	33,300	39,260	10/25/18	517	—
Euro	JPHQ	Sell	68,683	80,841	10/25/18	929	—
Japanese Yen	BOFA	Sell	104,410,000	946,034	10/29/18	25,171	—
Euro	DBAB	Sell	169,967	200,020	10/31/18	2,172	—
Japanese Yen	BOFA	Sell	104,410,000	947,133	10/31/18	26,131	—
Brazilian Real	HSBK	Buy	300,000	76,175	11/05/18	—	(2,336)
Australian Dollar	CITI	Sell	77,576	55,088	11/13/18	—	(975)
Australian Dollar	JPHQ	Sell	87,250	64,622	11/13/18	1,567	—
Euro	DBAB	Sell	623,000	714,450	11/16/18	—	(11,690)
Euro	JPHQ	Sell	68,683	78,722	11/16/18	—	(1,332)
Euro	BOFA	Sell	16,123	18,897	11/19/18	100	—
Euro	JPHQ	Sell	86,350	98,875	11/20/18	—	(1,803)
Euro	JPHQ	Sell	68,683	78,716	11/21/18	—	(1,371)
Euro	UBSW	Sell	25,815	29,716	11/23/18	—	(390)
Euro	JPHQ	Sell	27,000	31,529	11/26/18	34	—
Euro	DBAB	Sell	170,034	199,500	11/29/18	1,098	—
Australian Dollar	BOFA	Sell	696,000	506,497	11/30/18	3,440	—
Mexican Peso	CITI	Buy	503,572	24,448	12/06/18	2,149	—
Euro	BOFA	Sell	102,000	119,352	12/07/18	235	—
Euro	DBAB	Sell	50,000	58,509	12/07/18	119	—
Euro	DBAB	Sell	107,375	125,474	12/12/18	14	—
Australian Dollar	CITI	Sell	77,849	55,292	12/13/18	—	(983)
Euro	BOFA	Sell	16,123	18,940	12/18/18	89	—
Mexican Peso	CITI	Buy	3,666,807	191,498	1/02/19	1,376	—
Mexican Peso	CITI	Buy	12,612,787	649,692	2/25/19	8,264	—
Mexican Peso	CITI	Buy	8,872,126	445,936	3/13/19	15,755	—
Mexican Peso	CITI	Buy	5,103,220	261,235	3/27/19	3,763	—
Total Forward Exchange Contracts						$109,010	$(23,400)
Net unrealized appreciation (depreciation)						$85,610

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|8

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Balanced Fund (continued)

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.775%	Semi-Annual	10/04/23	$20,000	$109
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.795%	Semi-Annual	10/04/23	20,000	89
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.765%	Semi-Annual	10/07/23	20,000	123
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	680,000	46,043
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	850,000	54,772
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	510,000	32,772
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	130,000	8,631
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	110,000	7,280
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	160,000	11,793
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual	10/04/43	10,000	(1,060)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.687%	Semi-Annual	10/04/43	10,000	(1,094)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.675%	Semi-Annual	10/07/43	10,000	(1,071)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	200,000	12,793
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	116,000	2,943
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	116,000	2,836
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	116,000	2,444
Total Interest Rate Swap Contracts				$179,403

See Abbreviations on page 28.

|9

TEMPLETON GLOBAL INVESTMENT TRUST

Consolidated Statement of Investments, September 30, 2018 (unaudited)
Templeton Global Balanced Fund
		Shares/
	Industry	Warrants	Value
Common Stocks and Other Equity Interests 64.9%
Belgium 0.6%
UCB SA	Pharmaceuticals	108,221	$9,724,472
Canada 1.3%
Goldcorp Inc	Metals & Mining	437,000	4,449,283
Husky Energy Inc	Oil, Gas & Consumable Fuels	550,500	9,659,464
Wheaton Precious Metals Corp	Metals & Mining	349,900	6,117,937
			20,226,684
China 3.5%
China Life Insurance Co. Ltd., H	Insurance	3,483,000	7,910,499
China Mobile Ltd	Wireless Telecommunication Services	1,869,000	18,418,909
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	34,010,000	16,899,541
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	9,440,000	10,985,227
			54,214,176
Denmark 1.3%
A.P. Moeller-Maersk AS, B.	Marine	5,517	7,747,075
Vestas Wind Systems AS	Electrical Equipment	184,986	12,509,990
			20,257,065
France 5.2%
AXA SA	Insurance	574,878	15,450,418
BNP Paribas SA	Banks	312,803	19,141,566
Credit Agricole SA	Banks	594,708	8,551,620
Sanofi.	Pharmaceuticals	245,391	21,810,925
Veolia Environnement SA	Multi-Utilities	834,440	16,652,695
			81,607,224
Germany 4.5%
Bayer AG	Pharmaceuticals	156,319	13,884,924
E.ON SE	Multi-Utilities	1,669,822	17,020,732
Merck KGaA	Pharmaceuticals	122,041	12,609,832
Siemens AG	Industrial Conglomerates	136,847	17,529,995
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,188,331	9,250,117
			70,295,600
Hong Kong 2.0%
CK Hutchison Holdings Ltd	Industrial Conglomerates	1,560,352	17,978,266
Swire Pacific Ltd., A	Real Estate Management & Development	1,223,000	13,396,127
			31,374,393
Ireland 0.7%
CRH PLC	Construction Materials	336,737	11,016,544
Israel 1.4%
Teva Pharmaceutical Industries Ltd., ADR.	Pharmaceuticals	1,014,019	21,841,969
Italy 2.3%
Eni SpA	Oil, Gas & Consumable Fuels	1,582,500	29,913,346
UniCredit SpA	Banks	351,722	5,293,612
			35,206,958
Japan 2.2%
Ezaki Glico Co. Ltd	Food Products	184,600	9,063,909
Panasonic Corp	Household Durables	863,000	10,050,425
Sumitomo Rubber Industries Ltd	Auto Components	380,800	5,713,089

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Japan (continued)
Suntory Beverage & Food Ltd	Beverages	219,800	$9,302,987
			34,130,410
Luxembourg 0.9%
SES SA, IDR	Media	630,561	13,835,742
Netherlands 2.1%
Aegon NV	Insurance	1,360,000	8,822,849
Flow Traders	Capital Markets	331,721	9,743,321
ING Groep NV	Banks	1,032,573	13,406,995
			31,973,165
Norway 0.9%
Yara International ASA	Chemicals	302,034	14,699,271
Singapore 1.2%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	7,787,499	18,456,219
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	Specialty Retail	4,441	—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49.	Specialty Retail	79,464,087	—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49.	Specialty Retail	6,435,002	—
[a,b,c] K2016470219 South Africa Ltd., A	Specialty Retail	32,900,733	23,256
[a,b,c] K2016470219 South Africa Ltd., B	Specialty Retail	4,646,498	3,284
			26,540
South Korea 2.4%
Hana Financial Group Inc	Banks	304,255	12,210,766
KB Financial Group Inc	Banks	177,884	8,685,476
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	408,545	17,095,550
			37,991,792
Switzerland 2.9%
[a,b] CEVA Logistics AG.	Air Freight & Logistics	7,991	149,202
Landis+Gyr Group AG	Electronic Equipment, Instruments
	& Components	173,839	11,608,747
Roche Holding AG	Pharmaceuticals	61,103	14,799,550
UBS Group AG	Capital Markets	1,193,909	18,852,475
			45,409,974
Taiwan 1.4%
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	4,675,000	8,162,187
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	1,516,000	13,059,959
			21,222,146
Thailand 0.8%
Bangkok Bank PCL, fgn	Banks	1,926,400	12,997,685
United Kingdom 10.8%
BAE Systems PLC	Aerospace & Defense	1,107,232	9,090,107
BP PLC.	Oil, Gas & Consumable Fuels	3,928,867	30,180,850
[a] Cobham PLC	Aerospace & Defense	5,707,293	8,685,898
GlaxoSmithKline PLC	Pharmaceuticals	942,129	18,873,629
HSBC Holdings PLC.	Banks	881,292	7,790,128
Kingfisher PLC.	Specialty Retail	4,348,469	14,624,593
Man Group PLC	Capital Markets	2,986,757	6,867,935
Prudential PLC	Insurance	519,715	11,920,163
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	825,720	28,943,517

|11

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
		Shares/
	Industry	Warrants	Value

Common Stocks and Other Equity Interests (continued)
United Kingdom (continued)
Standard Chartered PLC.	Banks	1,991,076	$16,517,553
Vodafone Group PLC	Wireless Telecommunication Services	6,678,753	14,321,515
			167,815,888
United States 16.5%
Advance Auto Parts Inc	Specialty Retail	68,200	11,480,106
Allergan PLC	Pharmaceuticals	15,900	3,028,632
Amgen Inc	Biotechnology	103,066	21,364,551
Apple Inc	Technology Hardware, Storage & Peripherals	30,690	6,927,961
Citigroup Inc	Banks	153,087	10,982,461
Comcast Corp., A.	Media	357,424	12,656,384
[a] CommScope Holding Co. Inc	Communications Equipment	284,500	8,751,220
Coty Inc., A	Personal Products	927,889	11,654,286
Eli Lilly & Co	Pharmaceuticals	106,610	11,440,319
Exxon Mobil Corp	Oil, Gas & Consumable Fuels	143,600	12,208,872
Gilead Sciences Inc	Biotechnology	258,800	19,981,948
JPMorgan Chase & Co	Banks	50,606	5,710,381
Kellogg Co	Food Products	206,700	14,473,134
The Kroger Co	Food & Staples Retailing	411,100	11,967,121
Oracle Corp	Software	581,910	30,003,279
Perrigo Co. PLC	Pharmaceuticals	139,270	9,860,316
Tapestry Inc	Textiles, Apparel & Luxury Goods	203,600	10,234,972
[a,b,d] Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	287,165
United Parcel Service Inc., B	Air Freight & Logistics	172,600	20,151,050
Walgreens Boots Alliance Inc	Food & Staples Retailing	167,300	12,196,170
Wells Fargo & Co	Banks	219,200	11,521,152
			256,881,480
Total Common Stocks and Other
Equity Interests
(Cost $964,888,141)			1,011,205,397

Equity-Linked Securities 7.6%
Japan 0.9%
[e] Credit Suisse AG/London into SoftBank Group
Corp., 4.00%, 144A	Wireless Telecommunication Services	145,068	13,861,910
United Kingdom 1.6%
[e] Goldman Sachs International into Shire PLC,
6.55%, 144A	Biotechnology	369,823	14,434,639
[e] Royal Bank of Canada into Standard
Chartered PLC, 3.48%, 144A	Banks	12,400,000	9,769,620
			24,204,259
United States 5.1%
[e] Credit Suisse AG/London into Allergan PLC,
4.00%, 144A	Pharmaceuticals	92,332	17,093,118
[e] Credit Suisse AG/London into Coty Inc.,
8.70%, 144A	Personal Products	873,507	10,958,128
[e] Credit Suisse AG/London into Mattel Inc.,
5.25%, 144A	Leisure Products	737,853	11,335,360
[e] Royal Bank of Canada into Citigroup Inc.,
4.50%, 144A	Banks	16,105,000	14,793,825

|12

TEMPLETON GLOBAL INVESTMENT TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Industry	Shares				Value

Equity-Linked Securities (continued)
United States (continued)
[e] Royal Bank of Canada into Ionis
Pharmaceuticals Inc., 6.00%, 144A	Biotechnology	143,186				$7,525,642
[e] Royal Bank of Canada into Knowles Corp.,	Electronic Equipment, Instruments
5.00%, 144A	& Components	16,447,000				17,694,363
						79,400,436
Total Equity-Linked Securities
(Cost $111,962,341)						117,466,605

		Principal
		Amount*

Corporate Bonds 0.0%†
South Africa 0.0%†
[b,c,f] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%,
12/31/22	Multiline Retail	2,531,056				3,140
senior secured note, 144A, PIK, 8.00%,
12/31/22	Multiline Retail	2,140,430		EUR		49,699
[c,f] K2016470260 South Africa Ltd., senior
secured note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	694,705				52,307
Total Corporate Bonds
(Cost $3,540,510)						105,146

Foreign Government and Agency
Securities 17.4%
Argentina 1.2%
Argentine Bonos del Tesoro,
18.20%, 10/03/21		193,279,000		ARS		3,742,498
16.00%, 10/17/23		298,989,000		ARS		5,992,575
senior note, 15.50%, 10/17/26		243,952,000		ARS		4,306,872
Government of Argentina,
[g] FRN, 42.819%, (ARPP7DRR), 6/21/20		2,930,000		ARS		83,429
[g] FRN, 37.717%, (ARS Badlar + 2.00%),
4/03/22		37,519,000		ARS		859,570
[h] Index Linked, 3.75%, 2/08/19		37,751,000		ARS		1,111,121
[h] Index Linked, 4.00%, 3/06/20		1,106,000		ARS		31,461
senior note, 4.50%, 2/13/20		3,021,000				2,855,978
						18,983,504
Brazil 3.5%
Letra Tesouro Nacional,
Strip, 7/01/19.		28,060	[i]	BRL		6,571,467
Strip, 7/01/20.		1,200	[i]	BRL		255,507
Strip, 7/01/21.		7,960	[i]	BRL		1,514,854
Nota Do Tesouro Nacional,
10.00%, 1/01/21		107,995	[i]	BRL		26,944,130
10.00%, 1/01/23		33,230	[i]	BRL		7,970,505
10.00%, 1/01/25		38,951	[i]	BRL		9,063,720
10.00%, 1/01/27		360	[i]	BRL		81,619
senior note, 10.00%, 1/01/19.		5,490	[i]	BRL		1,366,394
						53,768,196

					|	13

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency
Securities (continued)
Colombia 1.3%
Government of Colombia,
senior bond, 7.75%, 4/14/21	689,000,000	COP	$243,096
senior bond, 4.375%, 3/21/23	52,000,000	COP	16,602
senior bond, 9.85%, 6/28/27	83,000,000	COP	34,811
Titulos de Tesoreria,
B, 5.00%, 11/21/18	126,000,000	COP	42,582
B, 7.75%, 9/18/30	22,949,000,000	COP	8,202,014
B, 7.00%, 6/30/32	452,000,000	COP	149,248
senior bond, B, 11.25%, 10/24/18	736,000,000	COP	250,862
senior bond, B, 11.00%, 7/24/20	677,000,000	COP	251,484
senior bond, B, 7.00%, 5/04/22	844,000,000	COP	297,364
senior bond, B, 10.00%, 7/24/24	1,738,000,000	COP	690,965
senior bond, B, 7.50%, 8/26/26	21,454,000,000	COP	7,603,469
senior bond, B, 6.00%, 4/28/28	5,961,000,000	COP	1,892,350
senior note, B, 7.00%, 9/11/19.	481,000,000	COP	166,163
			19,841,010
El Salvador 0.0%†
[e] Government of El Salvador, 144A, 7.65%,
6/15/35	100,000		97,875
Ghana 1.3%
Government of Ghana,
24.50%, 10/22/18	6,021,000	GHS	1,216,010
24.50%, 4/22/19	3,310,000	GHS	687,992
24.50%, 5/27/19	270,000	GHS	56,214
24.75%, 3/01/21	110,000	GHS	23,858
24.50%, 6/21/21	600,000	GHS	130,354
24.75%, 7/19/21	6,550,000	GHS	1,432,136
18.75%, 1/24/22	7,110,000	GHS	1,366,876
19.75%, 3/25/24	7,250,000	GHS	1,410,970
19.00%, 11/02/26	27,470,000	GHS	5,124,736
senior bond, 19.75%, 3/15/32	20,850,000	GHS	3,945,134
senior note, 21.50%, 3/09/20.	130,000	GHS	26,757
senior note, 18.50%, 6/01/20.	1,210,000	GHS	241,704
senior note, 18.25%, 9/21/20.	4,990,000	GHS	988,572
senior note, 24.00%, 11/23/20	7,760,000	GHS	1,686,419
senior note, 16.50%, 3/22/21.	50,000	GHS	9,312
senior note, 18.25%, 7/25/22.	7,580,000	GHS	1,430,946
			19,777,990
India 3.1%
Government of India,
senior bond, 8.20%, 2/15/22	400,000,000	INR	5,545,166
senior bond, 8.35%, 5/14/22	210,100,000	INR	2,921,610
senior bond, 8.08%, 8/02/22	133,000,000	INR	1,834,597
senior bond, 8.13%, 9/21/22	268,000,000	INR	3,705,060
senior note, 7.80%, 4/11/21	404,400,000	INR	5,555,606
senior note, 6.84%, 12/19/22.	44,000,000	INR	581,873
senior note, 7.16%, 5/20/23	307,000,000	INR	4,083,045
senior note, 8.83%, 11/25/23.	756,500,000	INR	10,735,602
senior note, 7.68%, 12/15/23.	465,000,000	INR	6,295,617

|14

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency
Securities (continued)
India (continued)
Government of India, (continued)
senior note, 6.79%, 5/15/27	540,500,000		INR	$6,856,247
				48,114,423
Indonesia 2.8%
Government of Indonesia,
senior bond, FR35, 12.90%, 6/15/22	10,168,000,000		IDR	788,452
senior bond, FR39, 11.75%, 8/15/23	1,616,000,000		IDR	124,360
senior bond, FR42, 10.25%, 7/15/27	2,150,000,000		IDR	162,042
senior bond, FR43, 10.25%, 7/15/22	154,000,000		IDR	11,100
senior bond, FR44, 10.00%, 9/15/24	968,000,000		IDR	70,644
senior bond, FR46, 9.50%, 7/15/23	73,000,000,000		IDR	5,176,109
senior bond, FR56, 8.375%, 9/15/26	103,978,000,000		IDR	7,070,494
senior bond, FR63, 5.625%, 5/15/23	2,150,000,000		IDR	131,598
senior bond, FR70, 8.375%, 3/15/24	380,674,000,000		IDR	25,844,909
senior bond, FR71, 9.00%, 3/15/29	64,873,000,000		IDR	4,555,453
				43,935,161
Mexico 1.9%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	1,003,800	[j]	MXN	5,383,314
senior bond, M, 6.50%, 6/10/21	2,105,100	[j]	MXN	10,908,940
senior note, M, 5.00%, 12/11/19	2,432,600	[j]	MXN	12,570,930
				28,863,184
Peru 0.1%
Government of Peru, senior bond, 7.84%,
8/12/20	6,988,000		PEN	2,325,313
South Korea 1.6%
Korea Monetary Stabilization Bond,
senior note, 1.72%, 12/02/18.	910,000,000		KRW	819,982
senior note, 2.16%, 2/02/20	1,878,600,000		KRW	1,697,113
Korea Treasury Bond,
senior bond, 4.25%, 6/10/21	3,380,800,000		KRW	3,222,793
senior note, 1.50%, 6/10/19	2,645,300,000		KRW	2,378,523
senior note, 1.25%, 12/10/19.	2,503,000,000		KRW	2,239,119
senior note, 2.00%, 3/10/21	8,058,200,000		KRW	7,261,476
senior note, 1.375%, 9/10/21.	8,151,200,000		KRW	7,206,335
senior note, 3.00%, 9/10/24	745,000,000		KRW	698,430
				25,523,771
[k] Supranational 0.2%
Inter-American Development Bank, senior
bond, 7.50%, 12/05/24	60,000,000		MXN	3,122,009
Ukraine 0.3%
[a,e,l] Government of Ukraine, 144A, VRI, GDP
Linked Security, 5/31/40	10,050,000			5,330,369

|15

TEMPLETON GLOBAL INVESTMENT TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
			Principal
			Amount*		Value
Foreign Government and Agency
Securities (continued)
Zambia 0.1%
[e] Government of Zambia, 144A, 8.50%,
4/14/24			2,590,000		$1,851,850
Total Foreign Government and
Agency Securities
(Cost $313,740,686)					271,534,655

		Industry	Shares
Escrows and Litigation Trusts
(Cost $—) 0.0%
United States 0.0%
[a,b] NewPage Corp., Litigation Trust		Paper & Forest Products	1,100,000		—
Total Investments before Short
Term Investments
(Cost $1,394,131,678)					1,400,311,803

			Principal
			Amount*

Short Term Investments 8.1%

Foreign Government and Agency
Securities 4.8%
Argentina 0.6%
[m] Argentina Treasury Bill, 10/12/18 - 9/30/19			309,910,000	ARS	7,598,742
Letras del Banco Central de la Republica
Argentina, Strip, 10/17/18 - 11/21/18			112,200,000	ARS	2,639,856
					10,238,598
Egypt 0.7%
[m] Egypt Treasury Bill, 10/02/18 - 12/04/18			188,975,000	EGP	10,421,105
Mexico 3.4%
[m] Mexico Treasury Bill,
10/11/18 - 9/12/19			31,157,810[n] MXN		16,188,587
5/23/19	.		34,864,240[n] MXN		17,694,907
7/04/19	.		36,951,180[n] MXN		18,566,653
					52,450,147
Philippines 0.0%†
[m] Philippine Treasury Bill, 11/28/18 - 3/20/19			520,000	PHP	9,540

|16

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)
	Principal
	Amount*		Value
Short Term Investments (continued)

Foreign Government and Agency
Securities (continued)
South Korea 0.1%
Korea Monetary Stabilization Bond,
senior note, 1.33%, 10/02/18.	910,000,000	KRW	$819,777
senior note, 1.82%, 12/09/18.	1,594,000,000	KRW	1,436,577
			2,256,354
Total Foreign Government and Agency
Securities (Cost $77,235,582)			75,375,744
Total Investments before Money
Market Funds
(Cost $1,471,367,260)			1,475,687,547

	Shares

Money Market Funds (Cost $51,134,191)
3.3%
United States 3.3%
[o,p] Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	51,134,191		51,134,191
Total Investments
(Cost $1,522,501,451) 98.0%			1,526,821,738
Other Assets, less Liabilities 2.0% .			30,939,224
Net Assets 100.0%			$1,557,760,962

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dThe security is owned by FT Holdings Corporations IV, a wholly-owned subsidiary of the Fund. See Note 7.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $124,746,699, representing 8.0% of net assets.
fIncome may be received in additional securities and/or cash.
gThe coupon rate shown represents the rate at period end.
hRedemption price at maturity and coupon payment are adjusted for inflation.
iPrincipal amount is stated in 1,000 Brazilian Real Units.
jPrincipal amount is stated in 100 Mexican Peso Units.
kA supranational organization is an entity formed by two or more central governments through international treaties.
lThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
mThe security was issued on a discount basis with no stated coupon rate.
nPrincipal amount is stated in 10 Mexican Peso Units.
oSee Note 6 regarding investments in affiliated management investment companies.
pThe rate shown is the annualized seven-day effective yield at period end.

|17

TEMPLETON GLOBAL INVESTMENT TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Sell	419,230,800	$3,991,154	10/04/18	$300,555	$—
Euro	DBAB	Sell	5,532,158	6,464,658	10/05/18	38,482	—
Japanese Yen	SCNY	Sell	189,880,000	1,815,158	10/05/18	143,469	—
South Korean Won	HSBK	Buy	5,024,000,000	4,530,207	10/05/18	—	(3,667)
South Korean Won	HSBK	Sell	5,024,000,000	4,493,739	10/05/18	—	(32,802)
Australian Dollar	CITI	Sell	5,228,300	4,025,686	10/09/18	248,210	—
Euro	UBSW	Sell	943,744	1,108,541	10/09/18	11,931	—
Indian Rupee	JPHQ	Buy	18,598,000	280,523	10/09/18	—	(24,567)
Japanese Yen	JPHQ	Buy	608,450,000	5,460,167	10/09/18	—	(101,826)
Japanese Yen	JPHQ	Sell	608,450,000	5,797,937	10/09/18	439,596	—
Euro	HSBK	Sell	3,767,000	4,458,734	10/10/18	81,211	—
South Korean Won	HSBK	Sell	4,434,966,732	3,972,739	10/10/18	—	(23,483)
Australian Dollar	JPHQ	Sell	2,515,750	1,806,573	10/11/18	—	(11,097)
Euro	JPHQ	Sell	1,722,194	2,043,521	10/11/18	42,047	—
Euro	JPHQ	Sell	1,722,194	1,999,646	10/11/18	—	(1,827)
Indian Rupee	JPHQ	Buy	46,945,156	676,394	10/11/18	—	(30,551)
Japanese Yen	DBAB	Sell	160,839,000	1,461,628	10/11/18	44,981	—
Japanese Yen	HSBK	Sell	605,200,000	5,727,400	10/11/18	396,886	—
Australian Dollar	JPHQ	Sell	1,677,921	1,248,549	10/12/18	36,216	—
Australian Dollar	JPHQ	Sell	3,353,579	2,389,549	10/12/18	—	(33,482)
Euro	DBAB	Sell	487,652	575,219	10/12/18	8,442	—
Indian Rupee	JPHQ	Buy	46,940,844	674,728	10/12/18	—	(29,065)
Japanese Yen	CITI	Sell	63,300,000	572,879	10/12/18	15,300	—
Euro	BOFA	Sell	7,619,000	9,010,534	10/15/18	153,145	—
Euro	GSCO	Sell	1,651,995	1,953,402	10/15/18	32,892	—
Euro	JPHQ	Sell	13,488,375	15,676,661	10/15/18	—	(4,108)
Japanese Yen	DBAB	Sell	302,200,000	2,733,110	10/15/18	70,583	—
Japanese Yen	BZWS	Sell	306,400,000	2,741,859	10/17/18	41,925	—
Japanese Yen	HSBK	Sell	209,990,000	1,879,871	10/17/18	29,482	—
Australian Dollar	JPHQ	Sell	9,454,000	6,784,200	10/18/18	—	(46,800)
Euro	BOFA	Sell	2,055,380	2,403,068	10/18/18	13,030	—
Euro	GSCO	Sell	47,872	56,419	10/18/18	752	—
Japanese Yen	BZWS	Sell	156,230,000	1,397,614	10/19/18	20,742	—
Australian Dollar	JPHQ	Sell	29,027,000	20,876,218	10/22/18	—	(97,867)
Euro	DBAB	Sell	16,670,000	19,514,069	10/22/18	123,603	—
Euro	GSCO	Sell	2,923,882	3,430,737	10/22/18	29,691	—
Euro	UBSW	Sell	3,506,930	4,110,297	10/22/18	31,053	—
Japanese Yen	HSBK	Sell	541,429,400	4,832,357	10/22/18	59,614	—
Japanese Yen	JPHQ	Buy	295,041,000	2,640,768	10/23/18	—	(39,764)
Japanese Yen	JPHQ	Sell	295,041,000	2,628,908	10/23/18	27,904	—
South Korean Won	HSBK	Sell	7,077,000,000	6,283,406	10/24/18	—	(95,220)
Euro	DBAB	Sell	100,000	117,900	10/25/18	1,552	—
Euro	JPHQ	Sell	2,443,285	2,875,764	10/25/18	33,059	—
South Korean Won	HSBK	Sell	2,734,897,268	2,478,609	10/29/18	13,313	—
South Korean Won	HSBK	Sell	1,860,000,000	1,740,758	10/30/18	64,050	—
Euro	DBAB	Sell	6,229,151	7,330,590	10/31/18	79,601	—
Euro	GSCO	Sell	219,717	258,061	10/31/18	2,301	—
Euro	JPHQ	Sell	105,899,408	124,279,415	10/31/18	1,008,147	—

|18

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	SCNY	Sell	3,343,195	$3,920,230	10/31/18	$28,614	$—
Japanese Yen	BZWS	Sell	291,270,000	2,641,473	10/31/18	72,179	—
Japanese Yen	GSCO	Sell	254,830,000	2,311,257	10/31/18	63,400	—
Euro	CITI	Sell	3,767,000	4,408,708	11/06/18	21,630	—
Australian Dollar	CITI	Sell	5,228,300	3,859,845	11/08/18	81,562	—
British Pound	JPHQ	Sell	75,990,013	98,758,217	11/08/18	—	(483,427)
Euro	JPHQ	Sell	2,214,250	2,575,055	11/08/18	—	(4,096)
Japanese Yen	BZWS	Sell	2,840,000,000	25,669,300	11/08/18	602,619	—
Japanese Yen	JPHQ	Buy	209,300,000	1,873,729	11/08/18	—	(26,385)
Japanese Yen	JPHQ	Sell	209,300,000	1,890,064	11/08/18	42,720	—
Japanese Yen	SCNY	Sell	209,310,000	1,890,444	11/08/18	43,012	—
Euro	JPHQ	Sell	1,476,168	1,725,038	11/09/18	5,463	—
Japanese Yen	BZWS	Sell	209,340,000	1,897,846	11/09/18	50,011	—
Australian Dollar	JPHQ	Sell	2,515,750	1,863,290	11/13/18	45,192	—
Japanese Yen	CITI	Sell	255,214,000	2,310,685	11/13/18	57,246	—
Euro	JPHQ	Sell	13,255,813	15,441,352	11/14/18	—	(6,502)
Euro	BOFA	Sell	2,055,380	2,408,967	11/19/18	12,727	—
Japanese Yen	BZWS	Sell	156,230,000	1,400,659	11/19/18	20,589	—
Australian Dollar	JPHQ	Sell	8,046,000	5,818,465	11/20/18	3,435	—
Euro	JPHQ	Sell	5,382,620	6,163,369	11/20/18	—	(112,403)
Japanese Yen	BOFA	Sell	270,323,625	2,453,139	11/20/18	65,035	—
Euro	JPHQ	Sell	2,443,285	2,800,176	11/21/18	—	(48,761)
Japanese Yen	BOFA	Sell	539,529,250	4,824,505	11/21/18	57,817	—
Euro	UBSW	Sell	3,506,930	4,036,880	11/23/18	—	(52,961)
Japanese Yen	BOFA	Sell	907,306,000	8,268,466	11/26/18	249,498	—
Euro	GSCO	Sell	73,239	85,543	11/28/18	94	—
Japanese Yen	JPHQ	Buy	304,367,000	2,725,730	11/28/18	—	(35,163)
Japanese Yen	JPHQ	Sell	304,367,000	2,754,239	11/28/18	63,672	—
Euro	DBAB	Sell	6,231,599	7,311,536	11/29/18	40,255	—
Euro	SCNY	Sell	3,409,501	3,995,697	11/29/18	17,354	—
Japanese Yen	BZWS	Sell	302,200,000	2,731,825	11/29/18	60,113	—
Japanese Yen	DBAB	Sell	228,669,000	2,074,058	11/29/18	52,423	—
Japanese Yen	HSBK	Sell	296,750,000	2,689,709	11/29/18	66,180	—
Japanese Yen	DBAB	Sell	242,274,032	2,193,770	11/30/18	51,614	—
South Korean Won	HSBK	Sell	4,163,000,000	3,726,447	11/30/18	—	(30,587)
Japanese Yen	HSBK	Sell	420,281,000	3,802,416	12/04/18	84,666	—
Euro	DBAB	Sell	5,532,158	6,473,675	12/07/18	13,122	—
Euro	UBSW	Sell	943,744	1,104,841	12/07/18	2,720	—
South Korean Won	GSCO	Sell	5,211,000,000	4,850,375	12/07/18	146,599	—
Euro	DBAB	Sell	10,992,562	12,885,592	12/10/18	44,243	—
Japanese Yen	CITI	Sell	62,440,000	565,083	12/11/18	12,310	—
Euro	DBAB	Sell	487,652	569,850	12/12/18	63	—
Japanese Yen	DBAB	Sell	30,500,000	276,301	12/12/18	6,258	—
Japanese Yen	HSBK	Sell	92,070,000	833,967	12/12/18	18,792	—
Japanese Yen	CITI	Sell	64,869,000	586,487	12/13/18	12,081	—
Euro	JPHQ	Sell	13,255,813	15,476,029	12/14/18	—	(15,709)
Indian Rupee	DBAB	Buy	58,856,000	802,509	12/14/18	—	(1,060)
Euro	GSCO	Sell	1,651,995	1,944,564	12/17/18	13,311	—
Euro	BOFA	Sell	2,055,380	2,414,403	12/18/18	11,324	—
Japanese Yen	BOFA	Sell	270,323,625	2,437,544	12/18/18	42,511	—

|19

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Forward Exchange Contracts (continued)

					Contract	Settlement Unrealized			Unrealized
Currency	Counterparty[a] Type		Quantity		Amount	Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Sell	488,778,900		$4,477,945	12/18/18		$147,426	$—
Japanese Yen	DBAB	Sell	617,700,000		5,674,156	12/18/18		201,413	—
Japanese Yen	HSBK	Sell	618,650,000		5,677,381	12/18/18		196,220	—
Japanese Yen	MSCO	Sell	100,400,000		902,845	12/18/18		13,314	—
Indian Rupee	CITI	Buy	15,811,000		228,252	12/19/18		—	(13,113)
Japanese Yen	DBAB	Sell	126,234,000		1,124,729	12/28/18		5,083	—
South Korean Won	HSBK	Sell	5,024,000,000		4,538,802	1/10/19		—	(939)
Japanese Yen	BZWS	Sell	86,450,000		785,966	1/11/19		18,329	—
Japanese Yen	GSCO	Sell	228,991,000		2,081,169	1/11/19		47,831	—
Japanese Yen	JPHQ	Buy	608,450,000		5,447,220	1/11/19		—	(44,457)
Japanese Yen	JPHQ	Sell	608,450,000		5,528,273	1/11/19		125,509	—
Indian Rupee	DBAB	Buy	134,077,000		1,912,312	1/18/19		—	(95,761)
Japanese Yen	SCNY	Sell	260,930,000		2,411,553	1/22/19		92,569	—
Japanese Yen	DBAB	Sell	63,500,000		585,529	1/24/19		21,090	—
Japanese Yen	HSBK	Sell	313,645,839		2,945,861	1/31/19		156,360	—
Japanese Yen	JPHQ	Buy	209,790,000		1,870,984	2/12/19		—	(3,357)
Japanese Yen	JPHQ	Sell	209,790,000		1,966,240	2/12/19		98,614	—
Japanese Yen	CITI	Sell	616,515,000		5,661,347	2/21/19		168,940	—
Japanese Yen	DBAB	Sell	451,064,000		4,143,410	2/21/19		124,971	—
Mexican Peso	CITI	Buy	47,968,000		2,423,177	3/11/19		73,765	—
Mexican Peso	CITI	Buy	177,301,000		8,923,274	3/12/19		304,600	—
Japanese Yen	CITI	Sell	487,440,000		4,403,849	3/20/19		51,905	—
Japanese Yen	SCNY	Sell	312,386,000		2,815,506	3/25/19		25,349	—
Japanese Yen	DBAB	Sell	618,770,000		5,576,162	3/26/19		49,013	—
Japanese Yen	HSBK	Sell	547,340,000		4,926,109	3/26/19		37,007	—
Total Forward Exchange Contracts								$7,885,527	$(1,550,807)
Net unrealized appreciation (depreciation)								$6,334,720

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
									Value/
									Unrealized
						Payment	Maturity	Notional	Appreciation
Description					Frequency	Date		Amount (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR						Quarterly
Pay Fixed 2.775%				Semi	-Annual 10/04/23			$1,690,000	$9,215
Receive Floating 3-month USD LIBOR						Quarterly
Pay Fixed 2.795%				Semi	-Annual 10/04/23			1,690,000	7,475
Receive Floating 3-month USD LIBOR						Quarterly
Pay Fixed 2.765%				Semi	-Annual 10/07/23			1,690,000	10,346
Receive Floating 3-month USD LIBOR						Quarterly
Pay Fixed 1.914%				Semi	-Annual 1/22/25			21,800,000	1,475,530
Receive Floating 3-month USD LIBOR						Quarterly
Pay Fixed 1.970%				Semi	-Annual 1/23/25			27,250,000	1,755,188

|20

TEMPLETON GLOBAL INVESTMENT TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Balanced Fund (continued)

Interest Rate Swap Contracts (continued)

				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	$16,080,000	$1,032,774
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	4,020,000	266,756
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	3,400,000	224,893
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	5,360,000	395,162
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.982%	Semi-Annual	10/20/25	46,520,000	3,058,496
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual	10/04/43	820,000	(86,952)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.687%	Semi-Annual	10/04/43	820,000	(89,743)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.675%	Semi-Annual	10/07/43	820,000	(87,830)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	36,200,000	3,953,818
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	4,440,000	118,083
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	4,440,000	113,979
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	4,440,000	98,951
Total Interest Rate Swap Contracts.				$12,256,141

See Abbreviations on page 28.

|21

TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|22

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated

|23

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2018, Templeton Global Balanced Fund received $1,869,661 in United Kingdom Treasury Bonds and U.S. Treasury Bonds and Notes as collateral for derivatives.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. Templeton Global Balanced Fund did not hold any option contracts at period end.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Templeton Emerging Markets Balanced Fund – Forwards, swaps and VRI

Templeton Global Balanced Fund – Forwards, swaps, options and VRI

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

|24

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

At September 30, 2018, investments in restricted securities, excluding certain securities exempt from registration under the
Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/
Shares/			Acquisition
Warrants		Issuer	Date	Cost	Value
Templeton Emerging Markets Balanced Fund
84		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,930	—
121,748		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
1,390,834		K2016470219 South Africa Ltd., A	10/11/11 - 2/01/17	8,179	983
437,269		K2016470219 South Africa Ltd., B	2/01/17	325	309
106,998		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	10/11/11 - 6/30/18	135,678	133
40,491	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/18	24,590	940
65,377		K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 6/30/18	55,126	5,230
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$241,119	$7,595
Templeton Global Balanced Fund
4,441		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$47	$—
79,464,087		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	841,962	—
6,435,002		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	68,182	—
32,900,733		K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	81,025	23,256
4,646,498		K2016470219 South Africa Ltd., B	2/01/17	3,450	3,284
2,531,056		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	2/08/13 - 6/30/18	1,629,102	3,140
2,140,430	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/18	1,300,844	49,699
694,705		K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 6/30/18	610,564	52,307
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$4,535,176	$131,686

*In U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Templeton Emerging Markets Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	2,168,631	9,680,268	(10,914,936)	933,963	$933,963	$13,484	$—	$—

Templeton Global Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	183,175,079	363,085,276	(495,126,165)	51,134,191	$51,134,191	$1,177,647	$—	$—

|25

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)

Templeton Global Balanced Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At September 30, 2018, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2018, the net assets of FT Subsidiary were $5,560,360, representing less than 0.4% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Mexico	$527,545	$—	$144	[c]	$527,689
South Africa	1,539,549	—	1,292	[c]	1,540,841
All Other Equity Investments.	18,928,786	—	—		18,928,786
Participatory Notes	—	132,329	—		132,329
Corporate Bonds:
South Africa	—	5,230	1,073		6,303
All Other Corporate Bonds	—	132,500	—		132,500
Foreign Government and Agency Securities	—	10,290,621	—		10,290,621
Short Term Investments	933,963	3,543,266	—		4,477,229
Total Investments in Securities	$21,929,843	$14,103,946	$2,509		$36,036,298

Other Financial Instruments:
Forward Exchange Contracts	$—	$109,010	$—		$109,010
Swap Contracts.	—	182,628	—		182,628
Total Other Financial Instruments	$—	$291,638	$—		$291,638

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$23,400	$—		$23,400
Swap Contracts.	—	3,225	—		3,225

|26

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Balanced Fund (continued)
Total Other Financial Instruments	$—	$26,625	$—		$26,625

Templeton Global Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$26,540	[c]	$26,540
Switzerland	45,260,772	—	149,202		45,409,974
United States	256,594,315	—	287,165		256,881,480
All Other Equity Investments.	708,887,403	—	—		708,887,403
Equity-Linked Securities	—	117,466,605	—		117,466,605
Corporate Bonds:
South Africa	—	52,307	52,839		105,146
Foreign Government and Agency Securities	—	271,534,655	—		271,534,655
Escrows and Litigation Trusts	—	—	—[c]		—
Short Term Investments	51,134,191	75,375,744	—		126,509,935
Total Investments in Securities	$1,061,876,681	$464,429,311	$515,746		$1,526,821,738

Other Financial Instruments:
Forward Exchange Contracts	$—	$7,885,527	$—		$7,885,527
Swap Contracts.	—	12,520,666	—		12,520,666
Total Other Financial Instruments	$—	$20,406,193	$—		$20,406,193

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,550,807	$—		$1,550,807
Swap Contracts.	—	264,525	—		264,525
Total Other Financial Instruments	$—	$1,815,332	$—		$1,815,332

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred, and convertible preferred stocks as well as other equity interests.
cIncludes securities determined to have no value at September 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|27

TEMPLETON GLOBAL INVESTMENT TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	BRL	Brazilian Real	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
CITI	Citigroup, Inc.	COP	Colombian Peso	BADLAR	Argentina Deposit Rates Badlar Private
DBAB	Deutsche Bank AG	EGP	Egyptian Pound		Banks ARS
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro	FRN	Floating Rate Note
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi	GDP	Gross Domestic Product
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah	GDR	Global Depositary Receipt
MSCO	Morgan Stanley	INR	Indian Rupee	IDR	International Depositary Receipt
SCNY	Standard Chartered Bank	KRW	South Korean Won	LIBOR	London InterBank Offered Rate
UBSW	UBS AG	MXN	Mexican Peso	PIK	Payment-In-Kind
		PEN	Peruvian Nuevo Sol	VRI	Value Recovery Instrument
		PHP	Philippine Peso
		USD	United States Dollar

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|28

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Funds and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds. As a result, a material weakness exists at period end for the Templeton Emerging Markets Balanced Fund and Templeton Global Balanced Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

After September 30, 2018 and prior to the issuance of the Registrant’s financial statements, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/MATTHEW T. HINKLE____

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE______

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date November 27, 2018

By /s/ROBERT G. KUBILIS_______

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2018